Equity (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Equity Abstract
Retained earnings	$ 5,151,437	$ 2,280,302	$ 329,468
Share-based payments reserve	1,261,263	1,140,294	947,481
Total attributable to shareholders of the parent company	$ 6,412,700	$ 3,420,596	$ 1,276,949